FINANCE LEASES - Right-of-Use Finance Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change In Right-Of-Use Finance Lease Assets [Roll Forward]
Vessel under capital leases, beginning balance	$ 98,535	$ 113,480
Additions	0	0
Depreciation	(14,946)	(14,945)
Impairment	0	0	$ (70,000)
Vessel under capital leases, ending balance	$ 83,589	$ 98,535	$ 113,480